Share-based compensation (Tables)	12 Months Ended
Mar. 31, 2020
Share-based compensation
Schedule of share-based compensation expense

	Year ended March 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$

Cost of revenues	1,920	—	—	—
Sales and marketing	(1,534)	—	—	—
General and administrative	83,882	—	—	—
Total share-based compensation expense	84,268	—	—	—